                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4777
-------------------------------------------------------------------------------

                               MFS SERIES TRUST I
-------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2006
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 05/31/06

MFS(R) STRATEGIC GROWTH FUND

[graphic omitted]


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2006

ISSUER                                                                                           Shares/Par          Value ($)
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.2%
--------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 3.7%
--------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (l)                                                                      1,249,040       $   22,969,846
--------------------------------------------------------------------------------------------------------------------------------
News Corp., "A" (l)                                                                               1,762,400           33,608,968
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   56,578,814
--------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc. (l)                                                           254,500       $   21,563,785
--------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 6.9%
--------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                513,200       $   27,897,552
--------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                          585,600           19,459,488
--------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                                  496,300           30,820,230
--------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                              246,700           27,931,374
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  106,108,644
--------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.2%
--------------------------------------------------------------------------------------------------------------------------------
Celgene Corp. (l)(n)                                                                                458,300       $   18,996,535
--------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (n)                                                                                   360,980           21,478,310
--------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. (n)                                                                           405,760           23,262,221
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   63,737,066
--------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.3%
--------------------------------------------------------------------------------------------------------------------------------
Charles Schwab Corp. (l)                                                                          1,699,300       $   28,310,338
--------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc. (l)                                                       86,000           37,951,800
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                           102,300           15,442,185
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   81,704,323
--------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 6.5%
--------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (n)                                                                                     651,690       $   24,418,824
--------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (n)                                                       363,900           21,470,100
--------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                  1,157,100           53,353,881
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   99,242,805
--------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.3%
--------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                        417,900       $   35,170,464
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.1%
--------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (l)(n)                                                                        1,686,116       $   48,273,501
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (n)                                                                            149,400       $    8,929,638
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.2%
--------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                               379,500       $   22,899,030
--------------------------------------------------------------------------------------------------------------------------------
eBay, Inc. (n)                                                                                      642,400           21,077,144
--------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. (l)(n)                                                                      414,500           20,256,615
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   64,232,789
--------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.5%
--------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                           347,400       $   23,720,472
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.4%
--------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                       1,108,500       $   19,975,170
--------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (n)                                                                   276,200           13,166,454
--------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                    76,820           24,275,120
--------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (l)(n)                                                                                465,800           26,210,566
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   83,627,310
--------------------------------------------------------------------------------------------------------------------------------
FOOD & NON ALCOHOLIC BEVERAGES - 2.0%
--------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       504,500       $   30,502,070
--------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 3.2%
--------------------------------------------------------------------------------------------------------------------------------
International Game Technology (l)                                                                   751,400       $   27,974,622
--------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. (l)(n)                                                                        308,000           21,747,880
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   49,722,502
--------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.6%
--------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp. (l)                                                                          496,800       $   26,295,624
--------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. (n)                                                                                    240,400           12,907,076
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   39,202,700
--------------------------------------------------------------------------------------------------------------------------------
INTERNET - 4.6%
--------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (n)                                                                               114,300       $   42,499,026
--------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. (n)                                                                                    872,000           27,546,480
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   70,045,506
--------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 3.0%
--------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                                                         1,083,730       $   45,592,521
--------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.6%
--------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (l)(n)                                                                477,340       $   21,633,049
--------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp. (l)(n)                                                                                1,017,400           26,737,272
--------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (n)                                                                                 328,700           22,811,780
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   71,182,101
--------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd., ADR (l)                                                                          618,000       $   26,747,040
--------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 10.3%
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                                           1,897,300       $   37,338,864
--------------------------------------------------------------------------------------------------------------------------------
Corning, Inc. (n)                                                                                   896,410           21,737,943
--------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (l)(n)                                                                     2,319,900           36,956,007
--------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (l)(n)                                                                      8,418,400           20,035,792
--------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                      920,400           41,611,284
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  157,679,890
--------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 6.1%
--------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                 422,900       $   25,428,977
--------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. (l)(n)                                                                 261,900           17,301,114
--------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                         384,500           26,734,285
--------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (l)                                                                               380,300           24,936,271
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   94,400,647
--------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 5.3%
--------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                      301,600       $   28,597,712
--------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                                 724,700           20,041,782
--------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG (l)                                                                                214,980           33,455,050
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   82,094,544
--------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp. (n)                                                                                 740,900       $   26,413,085
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.9%
--------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                                  543,100       $   28,784,300
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                                                631,100       $   20,611,726
--------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.1%
--------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (l)(n)                                                                  1,038,000       $   32,146,860
--------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                         243,700       $   26,629,099
--------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                                               $1,494,644,202
--------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., 8%, 2003 (a)(d)                                                 $ 10,000,000       $            0
--------------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS                                                                                           $            0
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.0%
--------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.06%, due 6/01/06 (y)                                         $ 30,335,000       $   30,335,000
--------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 5.7%
--------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 88,169,044       $   88,169,044
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS(K)                                                                                              $1,613,148,246
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.9)%                                                                              (75,438,721)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                               $1,537,709,525
--------------------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of the security was $0, representing 0.0% of net assets.
(d) Non-income producing security - in default.
(k) As of May 31, 2006 the fund had one security that was fair valued, aggregating $0 and 0.00% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR American Depository Receipt
GDR Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS STRATEGIC GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $1,634,526,697
                                                              ==============
Gross unrealized appreciation                                 $   58,988,685
Gross unrealized depreciation                                    (80,367,136)
                                                              --------------
      Net unrealized appreciation (depreciation)              $  (21,378,451)
                                                              ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 05/31/06

MFS(R) CORE EQUITY FUND

[graphic omitted]


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2006

ISSUER                                                                                           SHARES/PAR          VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 2.1%
------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                      27,500       $    524,425
------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc. (l)                                                                              14,490          1,378,144
------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (n)                                                                                12,730            480,558
------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                      74,120          2,260,660
------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., "A" (l)(n)                                                        58,020            836,648
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  5,480,435
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.8%
------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                39,950       $  2,895,976
------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                            69,850          4,367,022
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  7,262,998
------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.7%
------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                               20,040       $  1,706,807
------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 13.1%
------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                 98,890       $  5,375,660
------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                               125,274          6,063,262
------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                           87,330          2,901,976
------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                         128,500          4,918,980
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                              38,490          1,641,214
------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                   51,280          3,533,705
------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                           101,940          5,480,294
------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                                 27,970          2,117,609
------------------------------------------------------------------------------------------------------------------------------
Zions Bancorporation                                                                                 21,160          1,714,595
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 33,747,295
------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.4%
------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (n)                                                                                      23,170       $  1,566,060
------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (n)                                                                                     8,670            515,865
------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. (l)(n)                                                                   48,670            533,423
------------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc. (n)                                                                                  78,380          1,013,453
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  3,628,801
------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.7%
------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (l)(n)                                                                7,450       $    671,990
------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                                            2,170            957,621
------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                              5,190            466,841
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                            15,010          2,265,760
------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc. (l)                                                                                 16,750          1,606,828
------------------------------------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc. (l)(n)                                                                    95,450          1,045,178
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  7,014,218
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.4%
------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                               16,620       $  1,390,429
------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                         46,970          3,952,995
------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                                      17,930            903,851
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  6,247,275
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 2.9%
------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (n)                                                                              52,680       $  1,508,228
------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A" (n)                                                                         16,680          1,574,258
------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. (n)                                                                             43,750          1,291,063
------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. (l)(n)                                                                         401,360          3,078,431
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  7,451,980
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.8%
------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (n)                                                                             49,500       $  2,958,615
------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                 133,590          4,325,644
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  7,284,259
------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.6%
------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                                    18,560       $    489,242
------------------------------------------------------------------------------------------------------------------------------
Masco Corp. (l)                                                                                      35,300          1,095,006
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  1,584,248
------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.0%
------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                                  64,590       $  2,047,503
------------------------------------------------------------------------------------------------------------------------------
DTS, Inc. (l)(n)                                                                                     11,380            214,172
------------------------------------------------------------------------------------------------------------------------------
eBay, Inc. (n)                                                                                       11,500            377,315
------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                         63,180          2,586,589
------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. (n)                                                                    6,130            398,450
------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. (n)                                                                           3,690            180,330
------------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (l)                                                                           46,510          2,030,627
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  7,834,986
------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.3%
------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                163,570       $  5,603,908
------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                            25,050          1,710,414
------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                              47,310          1,282,574
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  8,596,896
------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.1%
------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc. (l)                                                                          50,390       $    852,095
------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         220,100          3,966,202
------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (l)(n)                                                                                 77,820          4,378,931
------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. (l)(n)                                               21,885            677,341
------------------------------------------------------------------------------------------------------------------------------
Volterra Semiconductor Corp. (l)(n)                                                                  42,300            645,498
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 10,520,067
------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.6%
------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                             23,480       $  1,166,252
------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                         24,610          1,596,697
------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                  12,030            789,890
------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                            6,620            655,976
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  4,208,815
------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 6.3%
------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                        78,460       $  4,691,123
------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                   109,062          6,642,966
------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                           33,250          4,987,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 16,321,589
------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.2%
------------------------------------------------------------------------------------------------------------------------------
Pike Electric Corp. (l)(n)                                                                           29,970       $    585,914
------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.1%
------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                            60,650       $  1,692,135
------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                                           32,150            646,537
------------------------------------------------------------------------------------------------------------------------------
Walgreen Co. (l)                                                                                     14,990            608,594
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  2,947,266
------------------------------------------------------------------------------------------------------------------------------
FOOD & NON ALCOHOLIC BEVERAGES - 2.2%
------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                           16,160       $    671,771
------------------------------------------------------------------------------------------------------------------------------
Diamond Foods, Inc. (l)                                                                             116,020          1,668,368
------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                  26,520          1,376,123
------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                        30,329          1,833,691
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  5,549,953
------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                                          354,640       $  1,223,508
------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.2%
------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. (l)(n)                                                              32,170       $    442,659
------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.7%
------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., REIT                                                                            15,080       $    414,097
------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                        10,960            408,041
------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. (l)(n)                                                                     9,100            349,713
------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts, Inc. (l)                                                                   6,340            387,374
------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc. (l)                                                                             3,990            291,270
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  1,850,495
------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.0%
------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. (n)                                                                                     17,200       $    923,468
------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                                85,070          4,121,642
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  5,045,110
------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.8%
------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. (n)                                                                                  30,290       $  2,168,158
------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 5.4%
------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                             53,250       $  2,756,753
------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                          47,790          2,414,829
------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                        84,430          2,827,561
------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                        43,760          2,252,327
------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                        58,500          2,575,170
------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A" (l)                                                                             18,800          1,189,664
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 14,016,304
------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.1%
------------------------------------------------------------------------------------------------------------------------------
CNET Networks, Inc. (l)(n)                                                                           75,510       $    661,468
------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (n)                                                                                 3,420          1,271,624
------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. (n)                                                                                     30,510            963,811
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  2,896,903
------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Activision, Inc. (l)(n)                                                                              25,330       $    331,063
------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                                                            10,240            430,797
------------------------------------------------------------------------------------------------------------------------------
THQ, Inc. (n)                                                                                        20,590            480,365
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  1,242,225
------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.7%
------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                    16,080       $  1,173,036
------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                            14,300            709,995
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  1,883,031
------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.4%
------------------------------------------------------------------------------------------------------------------------------
Allion Healthcare, Inc. (l)(n)                                                                       20,480       $    165,274
------------------------------------------------------------------------------------------------------------------------------
AMICAS, Inc. (l)(n)                                                                                  64,300            228,908
------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.                                                                                    68,910          3,305,613
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  3,699,795
------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.9%
------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp. (l)                                                                           3,840       $    167,386
------------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. (l)(n)                                                                  30,110            590,758
------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                                 9,800            655,718
------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                         44,120          2,638,376
------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                        7,230            357,885
------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                      49,210          2,484,613
------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (n)                                                                                   8,100            562,140
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  7,456,876
------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.9%
------------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                     95,940       $  1,882,372
------------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                                                   11,830            437,317
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  2,319,689
------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.6%
------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                  65,260       $  1,474,876
------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.6%
------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                                              37,910       $    746,069
------------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. (l)(n)                                                                             14,930            724,404
------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (n)                                                                          129,830          2,068,192
------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (n)                                                                           69,580          1,892,576
------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (n)                                                                           588,350          1,400,273
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  6,831,514
------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.0%
------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                  46,210       $  2,778,607
------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. (n)                                                                     14,930            986,276
------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                          11,180            777,345
------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. (n)                                                                                  8,800            716,056
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  5,258,284
------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.8%
------------------------------------------------------------------------------------------------------------------------------
EMC Corp. (n)                                                                                       135,150       $  1,729,920
------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (l)(n)                                                                   50,500            440,360
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  2,170,280
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.3%
------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                       20,650       $  1,958,033
------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                      75,450          3,896,238
------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                    72,090          4,341,260
------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A" (l)                                                                13,180            393,028
------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                   100,240          3,336,990
------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                52,800          2,415,072
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 16,340,621
------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.2%
------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc. (l)                                                                           14,000       $    512,680
------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.6%
------------------------------------------------------------------------------------------------------------------------------
ADVO, Inc. (l)                                                                                       36,190       $    965,187
------------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B" (l)                                                                            610            494,649
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  1,459,836
------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                               24,440       $  1,289,454
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.9%
------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT                                                                        20,050       $  1,697,233
------------------------------------------------------------------------------------------------------------------------------
HomeBanc Corp., REIT (l)                                                                             63,420            494,676
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  2,191,909
------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.7%
------------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. (l)(n)                                                               43,940       $  1,819,555
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.0%
------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                        48,690       $  2,565,963
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.8%
------------------------------------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc. (l)(n)                                                                26,060       $    456,311
------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.                                                                             31,140          1,187,057
------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (l)(n)                                                                             19,080            472,039
------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. (l)(n)                                                                             17,270            517,582
------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                     63,280          2,412,234
------------------------------------------------------------------------------------------------------------------------------
PetSmart, Inc.                                                                                       38,770          1,034,384
------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. (l)(n)                                                                        21,330            396,098
------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                                                                21,400            773,610
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  7,249,315
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.6%
------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., "B"                                                                     34,120       $  1,421,409
------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.4%
------------------------------------------------------------------------------------------------------------------------------
Embarq Corp. (n)                                                                                      8,611       $    358,820
------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                 171,880          3,645,575
------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                                      53,970          2,172,417
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  6,176,812
------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.6%
------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                   92,680       $  6,705,398
------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.2%
------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                          11,740       $  1,282,830
------------------------------------------------------------------------------------------------------------------------------
UTI Worldwide, Inc.                                                                                  66,170          1,801,809
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  3,084,639
------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.1%
------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. (l)(n)                                                                              91,230       $  1,171,393
------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                     24,170          1,249,589
------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc. (l)                                                                         14,210          1,031,362
------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                         26,130          1,479,219
------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                      18,000            716,940
------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (l)(n)                                                                              27,400          1,363,150
------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                            17,800          1,019,932
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  8,031,585
------------------------------------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS                                                                                           $256,802,685
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.1%
------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.06%, due 6/01/06 (y)                                         $    263,000       $    263,000
------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 11.7%
------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 30,293,345       $ 30,293,345
------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                                                             $287,359,030
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (11.1)%                                                                           (28,808,073)
------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                           $258,550,957
------------------------------------------------------------------------------------------------------------------------------


(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR        American Depository Receipt
REIT       Real Estate Investment Trust


See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CORE EQUITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $ 277,795,340
                                                                 =============
Gross unrealized appreciation                                    $  19,298,645
Gross unrealized depreciation                                       (9,734,955)
                                                                 -------------
Net unrealized appreciation (depreciation)                       $   9,563,690
                                                                 =============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 05/31/06

MFS(R) CORE GROWTH FUND

[graphic omitted]


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2006

ISSUER                                                                                           SHARES/PAR          VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 95.9%
------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 1.4%
------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                     320,200       $  6,106,214
------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                                  50,200          4,774,522
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 10,880,736
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.6%
------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                           70,500       $  5,869,125
------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                           240,800         15,054,816
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 20,923,941
------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.4%
------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                     138,300       $ 11,106,873
------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.3%
------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                                23,800       $  2,016,574
------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 5.6%
------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                232,880       $ 12,659,357
------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                         105,500          4,038,540
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                              98,800          4,212,832
------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                           224,600         12,074,496
------------------------------------------------------------------------------------------------------------------------------
UBS AG (l)                                                                                          107,256         12,124,591
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 45,109,816
------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 5.6%
------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (n)                                                                                     209,640       $ 14,169,568
------------------------------------------------------------------------------------------------------------------------------
Celgene Corp. (n)                                                                                   250,800         10,395,660
------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (n)                                                                                   346,830         20,636,385
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 45,201,613
------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.8%
------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                                           13,800       $  6,089,940
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                            13,800          2,083,110
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                      102,400          6,105,088
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 14,278,138
------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 4.3%
------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (n)                                                                                     398,700       $ 14,939,289
------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                    426,400         19,661,304
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 34,600,593
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.2%
------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                               48,100       $  4,024,046
------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                        161,300         13,575,008
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 17,599,054
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.4%
------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (n)                                                                             479,700       $ 13,733,811
------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                     541,600         12,267,240
------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (n)                                                                                    656,400          9,334,008
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 35,335,059
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.1%
------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (n)                                                                            177,900       $ 10,633,083
------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                 192,700          6,239,626
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 16,872,709
------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.6%
------------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                        53,600       $  4,873,848
------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.1%
------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                               102,800       $  6,202,952
------------------------------------------------------------------------------------------------------------------------------
eBay, Inc. (n)                                                                                      185,500          6,086,255
------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                228,100         12,374,425
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 24,663,632
------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.8%
------------------------------------------------------------------------------------------------------------------------------
Danaher Corp. (l)                                                                                    64,700       $  4,147,917
------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                885,700         30,344,082
------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                            58,200          3,973,896
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 38,465,895
------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.7%
------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         665,500       $ 11,992,310
------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                             121,400          4,097,250
------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (n)                                                                   230,700         10,997,469
------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                          9,070          5,834,827
------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (l)(n)                                                                                151,000          8,496,770
------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                              61,800          1,930,014
------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                         91,400          2,376,400
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 45,725,040
------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.8%
------------------------------------------------------------------------------------------------------------------------------
Consol Energy, Inc.                                                                                  67,800       $  5,983,350
------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.3%
------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                           380,700       $ 10,621,530
------------------------------------------------------------------------------------------------------------------------------
FOOD & NON ALCOHOLIC BEVERAGES - 3.5%
------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                          147,000       $  6,110,790
------------------------------------------------------------------------------------------------------------------------------
Hershey Co. (l)                                                                                      84,800          4,825,968
------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       181,320         10,962,607
------------------------------------------------------------------------------------------------------------------------------
SYSCO Corp.                                                                                         208,200          6,366,756
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 28,266,121
------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 4.0%
------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                                        103,700       $  7,885,348
------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                       275,700         10,264,311
------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. (n)                                                                           108,300          7,647,063
------------------------------------------------------------------------------------------------------------------------------
MGM Mirage (n)                                                                                       48,300          2,002,518
------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts, Inc.                                                                      67,000          4,093,700
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 31,892,940
------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.8%
------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. (n)                                                                                    121,160       $  6,505,080
------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                        204,960         10,026,643
------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                               125,500          6,080,475
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 22,612,198
------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.4%
------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. (n)                                                                                  46,900       $  3,357,102
------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.8%
------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                         143,200       $  6,701,760
------------------------------------------------------------------------------------------------------------------------------
INTERNET - 3.5%
------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (n)                                                                                30,645       $ 11,394,424
------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. (n)                                                                                    519,500         16,411,005
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 27,805,429
------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.1%
------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                                                           216,830       $  9,122,038
------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.7%
------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                          62,900       $  5,384,240
------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
------------------------------------------------------------------------------------------------------------------------------
IMS Health, Inc.                                                                                    160,100       $  4,319,498
------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 7.1%
------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (n)                                                                   252,800       $ 11,456,896
------------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                                                     116,700          8,636,967
------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                        133,900          8,007,220
------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc. (n)                                                            88,700          6,585,975
------------------------------------------------------------------------------------------------------------------------------
Henry Schein, Inc. (l)(n)                                                                           103,900          4,788,751
------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                       84,700          4,192,650
------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                     257,760         13,014,302
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 56,682,761
------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 6.3%
------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                                           1,072,500       $ 21,106,800
------------------------------------------------------------------------------------------------------------------------------
Corning, Inc. (n)                                                                                   389,020          9,433,735
------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (n)                                                                          170,100          2,709,693
------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                                    191,900          4,120,093
------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                      215,360          9,736,426
------------------------------------------------------------------------------------------------------------------------------
TomTom N.V. (n)                                                                                      65,700          2,909,518
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 50,016,265
------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.6%
------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                  36,410       $  2,189,333
------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. (n)                                                                                 50,400          4,101,048
------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (n)                                                                  277,600         14,446,304
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 20,736,685
------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.0%
------------------------------------------------------------------------------------------------------------------------------
EMC Corp. (n)                                                                                       624,150       $  7,989,120
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.1%
------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                      131,300       $ 12,449,866
------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                     120,060          6,199,898
------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                   323,020         19,452,265
------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG (l)                                                                                 95,400         14,846,087
------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR (l)                                                         57,200          2,082,652
------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                47,690          2,181,341
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 57,212,109
------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.5%
------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                                               78,600       $  4,055,760
------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.8%
------------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                            91,500       $  6,123,180
------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                                    37,800       $  1,905,120
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.5%
------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                                  154,000       $  8,162,000
------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. (n)                                                                                40,100          1,201,797
------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                    46,400          2,889,792
------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                       322,600          7,577,874
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 19,831,463
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.0%
------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                                                489,400       $ 15,983,804
------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.5%
------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                          37,660       $  4,115,109
------------------------------------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS                                                                                           $768,371,103
------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 4.0%
------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 32,457,878       $ 32,457,878
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.5%
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 5.02%, dated 5/31/06, due 6/01/06, total to be received $27,762,871
  (secured by various U.S. Treasury and Federal Agency obligations in a jointly
  traded account)                                                                              $ 27,759,000       $ 27,759,000
------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (K)                                                                                         $828,587,981
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.4)%                                                                            (27,486,752)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                               $801,101,229
------------------------------------------------------------------------------------------------------------------------------

(k) As of May 31, 2006, the fund had one security that was fair valued, aggregating $5,834,827 and 0.73% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR        American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CORE GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $855,227,460
                                                                  ============
Gross unrealized appreciation                                     $ 14,000,163
Gross unrealized depreciation                                      (40,639,642)
                                                                  ------------
Net unrealized appreciation (depreciation)                        $(26,639,479)
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 05/31/06


MFS(R) NEW DISCOVERY FUND

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS NEW DISCOVERY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2006

ISSUER                                                                    SHARES/PAR                VALUE ($)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
-------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.1%
-------------------------------------------------------------------------------------------------------------
Castle Brands, Inc. (n)                                                      206,940          $     1,283,028
-------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.0%
-------------------------------------------------------------------------------------------------------------
Carter's, Inc. (n)                                                            75,800          $     4,429,752
-------------------------------------------------------------------------------------------------------------
Under Armour, Inc. (n)                                                       120,420                4,298,994
-------------------------------------------------------------------------------------------------------------
                                                                                              $     8,728,746
-------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 6.0%
-------------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc. (l)                                               224,900          $     3,306,030
-------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A" (l)                                          233,680                7,248,754
-------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc. (l)                                                   248,930                9,780,460
-------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp. (l)                                       270,520                11,832,54
-------------------------------------------------------------------------------------------------------------
Nelnet, Inc., "A" (l)(n)                                                      60,580                2,263,875
-------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc. (l)                                         566,700                9,441,222
-------------------------------------------------------------------------------------------------------------
Signature Bank (n)                                                           253,710                9,065,058
-------------------------------------------------------------------------------------------------------------
                                                                                                   $ 52,937,9
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.9%
-------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. (n)                                                          143,720          $     7,760,880
-------------------------------------------------------------------------------------------------------------
InSite Vision, Inc. (l)(n)                                                   303,980                  705,234
-------------------------------------------------------------------------------------------------------------
                                                                                              $     8,466,114
-------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.5%
-------------------------------------------------------------------------------------------------------------
Thomas Weisel Partners Group LLC (l)(n)                                      206,110          $     4,528,237
-------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 6.7%
-------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. (l)(n)                                239,823          $     8,537,699
-------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                 62,130                6,319,864
-------------------------------------------------------------------------------------------------------------
CoStar Group, Inc. (n)                                                       111,330                5,939,455
-------------------------------------------------------------------------------------------------------------
Equinix, Inc. (l)(n)                                                         141,770                8,262,356
-------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc. (l)(n)                                               266,210                9,325,336
-------------------------------------------------------------------------------------------------------------
Ritchie Bros. Auctioneers, Inc.                                               88,090                5,197,310
-------------------------------------------------------------------------------------------------------------
TALX Corp. (l)                                                               274,640                7,305,424
-------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (l)(n)                                         389,220                8,831,402
-------------------------------------------------------------------------------------------------------------
                                                                                              $     59,718,84
-------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.0%
-------------------------------------------------------------------------------------------------------------
Nalco Holding Co. (n)                                                        533,900          $     9,188,419
-------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 7.8%
-------------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                              325,160          $     6,246,324
-------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A" (n)                                                 100,430                9,478,583
-------------------------------------------------------------------------------------------------------------
NAVTEQ Corp. (l)(n)                                                          146,590                6,120,133
-------------------------------------------------------------------------------------------------------------
Open Solutions, Inc. (l)(n)                                                  358,730                9,954,758
-------------------------------------------------------------------------------------------------------------
Opsware, Inc. (n)                                                          1,988,270                15,548,27
-------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. (l)(n)                                                2,058,730                15,790,45
-------------------------------------------------------------------------------------------------------------
Witness Systems, Inc. (l)(n)                                                 270,630                5,585,803
-------------------------------------------------------------------------------------------------------------
                                                                                              $     68,724,33
-------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.5%
-------------------------------------------------------------------------------------------------------------
Cognex Corp. (l)                                                             473,350               $11,885,81
-------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. (n)                                                     121,722                5,008,860
-------------------------------------------------------------------------------------------------------------
Neoware Systems, Inc. (l)(n)                                                 252,993                5,226,835
-------------------------------------------------------------------------------------------------------------
                                                                                              $     22,121,51
-------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.6%
-------------------------------------------------------------------------------------------------------------
Central Garden & Pet Co. (l)(n)                                              140,575          $     5,885,875
-------------------------------------------------------------------------------------------------------------
DTS, Inc. (l)(n)                                                             122,650                2,308,273
-------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. (l)(n)                                        200,570                13,037,05
-------------------------------------------------------------------------------------------------------------
PlanetOut, Inc. (l)(n)                                                       427,590                3,125,683
-------------------------------------------------------------------------------------------------------------
Strayer Education, Inc. (l)                                                  165,170                16,467,44
-------------------------------------------------------------------------------------------------------------
                                                                                              $     40,824,33
-------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.4%
-------------------------------------------------------------------------------------------------------------
Basin Water, Inc. (n)                                                        116,750          $     1,762,925
-------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A" (l)                                     227,640                10,523,79
-------------------------------------------------------------------------------------------------------------
                                                                                              $     12,286,72
-------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.6%
-------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                           5,576,420               $12,087,31
-------------------------------------------------------------------------------------------------------------
Cree, Inc. (l)(n)                                                            336,480                8,630,712
-------------------------------------------------------------------------------------------------------------
Entegris, Inc. (l)(n)                                                      1,010,066                9,777,439
-------------------------------------------------------------------------------------------------------------
Kronos, Inc. (l)(n)                                                          308,850                12,354,00
-------------------------------------------------------------------------------------------------------------
Stratasys, Inc. (l)(n)                                                       240,436                7,275,593
-------------------------------------------------------------------------------------------------------------
Volterra Semiconductor Corp. (l)(n)                                          523,660                7,991,052
-------------------------------------------------------------------------------------------------------------
                                                                                              $     58,116,11
-------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.9%
-------------------------------------------------------------------------------------------------------------
EXCO Resources, Inc. (l)(n)                                                  829,670          $     9,956,040
-------------------------------------------------------------------------------------------------------------
Forest Oil Corp. (n)                                                         208,900                6,818,496
-------------------------------------------------------------------------------------------------------------
                                                                                              $     16,774,53
-------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 2.4%
-------------------------------------------------------------------------------------------------------------
InfraSource Services, Inc. (l)(n)                                            581,020               $10,690,76
-------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. (l)(n)                                                 635,260                10,577,07
-------------------------------------------------------------------------------------------------------------
                                                                                              $     21,267,84
-------------------------------------------------------------------------------------------------------------
FOOD & NON ALCOHOLIC BEVERAGES - 1.1%
-------------------------------------------------------------------------------------------------------------
Diamond Foods, Inc. (l)                                                      348,100          $     5,005,678
-------------------------------------------------------------------------------------------------------------
United Natural Foods, Inc. (l)(n)                                            137,500                4,551,250
-------------------------------------------------------------------------------------------------------------
                                                                                              $     9,556,928
-------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.6%
-------------------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.                                                     83,310          $     5,150,224
-------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. (l)(n)                                                  179,220                6,534,361
-------------------------------------------------------------------------------------------------------------
WMS Industries, Inc. (l)(n)                                                  452,480                11,737,33
-------------------------------------------------------------------------------------------------------------
                                                                                              $     23,421,91
-------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.4%
-------------------------------------------------------------------------------------------------------------
99 Cents Only Stores (l)(n)                                                  297,010          $     3,320,572
-------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 5.1%
-------------------------------------------------------------------------------------------------------------
Activision, Inc. (l)(n)                                                    1,282,680          $     16,764,62
-------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. (l)(n)                                   448,280                7,302,481
-------------------------------------------------------------------------------------------------------------
THQ, Inc. (l)(n)                                                             642,414                14,987,51
-------------------------------------------------------------------------------------------------------------
Ubisoft Entertainment S.A. (l)(n)                                            115,520                5,920,590
-------------------------------------------------------------------------------------------------------------
                                                                                              $     44,975,21
-------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.7%
-------------------------------------------------------------------------------------------------------------
Allion Healthcare, Inc. (l)(n)                                               293,210          $     2,366,205
-------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. (l)                                          456,010                9,261,563
-------------------------------------------------------------------------------------------------------------
VCA Antech, Inc. (n)                                                         150,060                4,519,807
-------------------------------------------------------------------------------------------------------------
Visicu, Inc. (n)                                                              37,090                  687,649
-------------------------------------------------------------------------------------------------------------
WebMD Health Corp. (l)(n)                                                    177,250                6,957,063
-------------------------------------------------------------------------------------------------------------
                                                                                              $     23,792,28
-------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 19.0%
-------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (l)(n)                                         371,430          $     16,833,20
-------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. (l)(n)                                          974,660                19,122,82
-------------------------------------------------------------------------------------------------------------
AtriCure, Inc. (n)                                                           380,620                2,671,952
-------------------------------------------------------------------------------------------------------------
Conceptus, Inc. (l)(n)                                                     1,083,960               14,427,508
-------------------------------------------------------------------------------------------------------------
Conceptus, Inc. (n)                                                          238,000                3,167,780
-------------------------------------------------------------------------------------------------------------
Cyberonics, Inc. (l)(n)                                                      785,480               19,629,145
-------------------------------------------------------------------------------------------------------------
Cytyc Corp. (l)(n)                                                           418,555               10,999,625
-------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. (l)(n)                                              125,005                9,554,132
-------------------------------------------------------------------------------------------------------------
Immucor, Inc. (n)                                                            403,185                7,333,935
-------------------------------------------------------------------------------------------------------------
IRIS International, Inc. (n)                                                 239,070                3,399,575
-------------------------------------------------------------------------------------------------------------
Merit Medical Systems, Inc. (l)(n)                                           629,740                7,210,523
-------------------------------------------------------------------------------------------------------------
Millipore Corp. (n)                                                          182,010               12,631,494
-------------------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc. (l)(n)                                           299,520                9,135,360
-------------------------------------------------------------------------------------------------------------
NeuroMetrix, Inc. (l)(n)                                                     126,170                3,676,594
-------------------------------------------------------------------------------------------------------------
NxStage Medical, Inc. (l)(n)                                                 129,830                1,363,215
-------------------------------------------------------------------------------------------------------------
ResMed, Inc. (l)(n)                                                          136,290                6,195,743
-------------------------------------------------------------------------------------------------------------
Thoratec Corp. (n)                                                           871,190               12,344,762
-------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. (l)(n)                                         182,030                8,639,144
-------------------------------------------------------------------------------------------------------------
                                                                                              $    168,336,52
-------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.6%
-------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                           137,200          $     5,071,842
-------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 3.3%
-------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (n)                                                 1,077,904          $    29,318,989
-------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.7%
-------------------------------------------------------------------------------------------------------------
Atwood Oceanics, Inc. (n)                                                    134,670          $     6,567,856
-------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (n)                                                 284,370                6,870,379
-------------------------------------------------------------------------------------------------------------
Natural Gas Services Group, Inc. (l)(n)                                      311,990                4,929,442
-------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. (n)                                      88,760                5,158,731
-------------------------------------------------------------------------------------------------------------
                                                                                              $    23,526,408
-------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.4%
-------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (l)(n)                                         1,407,839          $    12,276,356
-------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 3.5%
-------------------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc. (n)                                           570,162          $     4,738,046
-------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (n)                                      272,950                8,008,353
-------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A" (l)                                        610,770               18,213,161
-------------------------------------------------------------------------------------------------------------
                                                                                              $    30,959,560
-------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.7%
-------------------------------------------------------------------------------------------------------------
Morningstar, Inc. (l)(n)                                                     108,496          $     4,577,446
-------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.,"B" (l)(n)                                         158,310                1,526,108
-------------------------------------------------------------------------------------------------------------
                                                                                              $     6,103,554
-------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.6%
-------------------------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., "A" (l)(n)                                      23,550          $     1,360,483
-------------------------------------------------------------------------------------------------------------
Peet's Coffee & Tea, Inc. (l)(n)                                              96,600                2,800,434
-------------------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. (l)(n)                                       243,650               10,221,118
-------------------------------------------------------------------------------------------------------------
                                                                                              $    14,382,035
-------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.5%
-------------------------------------------------------------------------------------------------------------
NuCO2, Inc. (l)(n)                                                           182,230          $     4,872,830
-------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 8.6%
-------------------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc. (l)(n)                                        846,690          $    14,825,542
-------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (l)(n)                                                     307,650                7,611,261
-------------------------------------------------------------------------------------------------------------
CarMax, Inc. (l)(n)                                                          162,370                5,164,990
-------------------------------------------------------------------------------------------------------------
Celebrate Express, Inc. (l)(n)                                               195,620                2,490,243
-------------------------------------------------------------------------------------------------------------
Citi Trends, Inc. (n)                                                         50,800          $     2,286,508
-------------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. (l)(n)                                          193,200                4,996,152
-------------------------------------------------------------------------------------------------------------
Hot Topic, Inc. (l)(n)                                                       405,540                5,612,674
-------------------------------------------------------------------------------------------------------------
Monro Muffler Brake, Inc. (l)                                                167,350                6,046,355
-------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. (l)(n)                                                   371,270                8,828,801
-------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                           170,910                5,563,121
-------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. (l)(n)                                                665,210               12,352,950
-------------------------------------------------------------------------------------------------------------
                                                                                              $    75,778,597
-------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.7%
-------------------------------------------------------------------------------------------------------------
Broadwing Corp. (l)(n)                                                       386,350          $     4,404,390
-------------------------------------------------------------------------------------------------------------
Global Crossing Ltd. (l)(n)                                                  195,830                3,985,141
-------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc. (l)(n)                                        2,360,370               11,731,039
-------------------------------------------------------------------------------------------------------------
Terremark Worldwide, Inc. (l)(n)                                             557,880                3,503,486
-------------------------------------------------------------------------------------------------------------
                                                                                              $    23,624,056
-------------------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS                                                                       $   884,284,395
-------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.4%
-------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.06%, due 6/01/06 (y)               $     3,694,000          $     3,694,000
-------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 24.1%
-------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value         213,051,608          $   213,051,608
-------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS(K)                                                                      $ 1,101,030,003
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (24.4)%                                                         (215,989,962)
-------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                       $   885,040,041
-------------------------------------------------------------------------------------------------------------

(k) As of May 31, 2006, the fund had one security that was fair valued, aggregating $3,167,780 and 0.29% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:
ADR      American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW DISCOVERY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                         $1,049,743,428
                                                       ==============
Gross unrealized appreciation                          $  108,084,608
Gross unrealized depreciation                             (56,798,033)
                                                       --------------
Net unrealized appreciation (depreciation)             $   51,286,575
                                                       ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 05/31/06

MFS(R) RESEARCH INTERNATIONAL FUND

[graphic omitted]


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS RESEARCH INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2006

ISSUER                                                                                           SHARES/PAR           VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
--------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 2.8%
--------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (l)                                                                      1,380,140       $   25,380,776
--------------------------------------------------------------------------------------------------------------------------------
Nippon Television Network Corp.                                                                      88,290           12,527,238
--------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                     3,714,290           45,703,340
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   83,611,354
--------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR                                                  214,050       $    7,127,865
--------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.9%
--------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                        1,831,470       $   30,013,439
--------------------------------------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.,"C"                                                                     3,940,840           14,076,911
--------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                                               66,100           12,892,350
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   56,982,700
--------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.8%
--------------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                                2,337,630       $   19,088,577
--------------------------------------------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                                                    7,358,000           15,070,865
--------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                           194,310           19,086,277
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   53,245,719
--------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 4.1%
--------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (l)                                                                     622,390       $   31,994,158
--------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                      170,833           18,646,399
--------------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                       270,240           21,203,446
--------------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd. (l)                                                                         2,572,000           30,810,595
--------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                  410,000           21,574,160
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  124,228,758
--------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 22.9%
--------------------------------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                                        493,800       $   12,991,854
--------------------------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                                         633,100           34,774,293
--------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S                                                                                      2,456,240           14,517,338
--------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A. (l)                                                          1,740,950           36,051,807
--------------------------------------------------------------------------------------------------------------------------------
Banco Nossa Caixa S.A                                                                               239,480            4,484,065
--------------------------------------------------------------------------------------------------------------------------------
Bank of Cyprus Public Co. Ltd.                                                                    1,088,550           10,065,058
--------------------------------------------------------------------------------------------------------------------------------
Barclays PLC                                                                                      2,688,004           31,040,931
--------------------------------------------------------------------------------------------------------------------------------
BNP Paribas - Ordinary (l)                                                                          571,273           53,260,568
--------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (l)                                                                            952,841           35,497,264
--------------------------------------------------------------------------------------------------------------------------------
CSU Cardsystem S.A. (n)                                                                           1,404,120            9,005,418
--------------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                                           2,683,000           29,397,619
--------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                      404,290            6,528,882
--------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (l)                                                  424,468           24,179,118
--------------------------------------------------------------------------------------------------------------------------------
Hana Financial Group, Inc.                                                                          306,200           13,825,963
--------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                                 2,270,226           39,430,732
--------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                                                2,883           39,140,956
--------------------------------------------------------------------------------------------------------------------------------
ORIX Corp. (l)                                                                                      101,490           28,863,344
--------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                  314,610           21,204,714
--------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                  1,360,071           43,814,231
--------------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                                                    590,430           26,951,894
--------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                                   829,000            5,480,323
--------------------------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                                                                 2,418           24,460,003
--------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, "A" (l)                                                                   613,100           16,402,341
--------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp. (l)                                                                                  284,480           17,695,593
--------------------------------------------------------------------------------------------------------------------------------
UBS AG (l)                                                                                          536,676           60,667,722
--------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                    277,180           17,692,399
--------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (l)                                                                    4,624,090           35,234,974
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  692,659,404
--------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (n)                                                                                   141,850       $   16,512,317
--------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Singapore Exchange Ltd.                                                                           3,278,000       $    8,013,858
--------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Corp.                                                                                  1,031,700       $   21,651,098
--------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 3.1%
--------------------------------------------------------------------------------------------------------------------------------
Bayer AG (l)                                                                                        887,330       $   39,818,049
--------------------------------------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                                                               681,250            7,127,558
--------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                         205,494           28,236,460
--------------------------------------------------------------------------------------------------------------------------------
Umicore (l)                                                                                         120,290           17,392,187
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   92,574,254
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
Capgemini S.A. (l)                                                                                  384,350       $   21,076,780
--------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
Siemens AG (l)                                                                                      387,990       $   33,350,565
--------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 2.7%
--------------------------------------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR (n)                                                                         477,288       $   27,191,097
--------------------------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V                                                                           968,520            4,014,856
--------------------------------------------------------------------------------------------------------------------------------
Geberit AG                                                                                           16,150           17,567,596
--------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A                                                                                 1,000,720           15,994,029
--------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A. - Ordinary (l)                                                                   481,590           11,687,386
--------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V. (n)                                                         1,569,430            3,810,761
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   80,265,725
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.8%
--------------------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                                         1,176,000       $   29,166,511
--------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                        1,330,730            4,506,971
--------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                               582,460           21,386,761
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   55,060,243
--------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A. (l)                                                                         362,083       $   37,536,667
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.8%
--------------------------------------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc. (n)                                                                 1,043,000       $   12,448,068
--------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                   106,000           17,739,563
--------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd. (l)                                                                  496,000           10,783,087
--------------------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V. (l)                                                                  945,760           29,722,560
--------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                        131,650           84,691,835
--------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                                      10,418,000           19,424,146
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  174,809,259
--------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.5%
--------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                                     132,300       $    6,964,422
--------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                       26,882,500           20,617,806
--------------------------------------------------------------------------------------------------------------------------------
Norsk Hydro A.S.A (l)                                                                               665,650           18,475,398
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   46,057,626
--------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 6.4%
--------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                                       128,500       $   11,160,225
--------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC                                                                             2,464,250           80,858,491
--------------------------------------------------------------------------------------------------------------------------------
Statoil A.S.A. (l)                                                                                1,006,610           29,096,119
--------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A                                                                                         1,107,510           71,767,677
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  192,882,512
--------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.8%
--------------------------------------------------------------------------------------------------------------------------------
Sundrug Co. Ltd. (l)                                                                                286,200       $    7,288,646
--------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                         7,734,869           46,323,072
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   53,611,718
--------------------------------------------------------------------------------------------------------------------------------
FOOD & NON ALCOHOLIC BEVERAGES - 2.3%
--------------------------------------------------------------------------------------------------------------------------------
Nestle S.A. (l)                                                                                     204,918       $   61,105,573
--------------------------------------------------------------------------------------------------------------------------------
Nong Shim Co. Ltd.                                                                                   29,976            8,875,204
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   69,980,777
--------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                                                      573,440       $   29,331,456
--------------------------------------------------------------------------------------------------------------------------------
Votorantim Celulose e Papel S.A., ADR (l)                                                           934,193           13,293,566
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   42,625,022
--------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.9%
--------------------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A. (l)                                                                 1,118,590       $   40,669,332
--------------------------------------------------------------------------------------------------------------------------------
Aviva PLC                                                                                         2,096,630           29,069,801
--------------------------------------------------------------------------------------------------------------------------------
AXA (l)                                                                                           1,363,160           47,309,335
--------------------------------------------------------------------------------------------------------------------------------
Corporacion Mapfre S.A. (l)                                                                         416,670            8,084,173
--------------------------------------------------------------------------------------------------------------------------------
Swiss Reinsurance Co. (l)                                                                           319,997           22,483,793
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  147,616,434
--------------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Universo Online S.A., IPS (n)                                                                     1,383,500       $    7,146,178
--------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Capcom Co. Ltd. (l)                                                                                 795,300       $    8,362,665
--------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                          166,800       $   14,697,405
--------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 4.9%
--------------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                  2,450,160       $   48,072,875
--------------------------------------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A., ADR (l)                                                        579,880           17,210,838
--------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                     909,530           42,375,003
--------------------------------------------------------------------------------------------------------------------------------
POSCO                                                                                               123,500           32,000,222
--------------------------------------------------------------------------------------------------------------------------------
Ternium S.A., ADR (n)                                                                               337,910            7,907,094
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  147,566,032
--------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. (l)                                                                            4,826,390       $   23,897,472
--------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                                               9,154,310       $   29,236,888
--------------------------------------------------------------------------------------------------------------------------------
TomTom N.V. (n)                                                                                     228,670           10,126,629
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   39,363,517
--------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Saipem S.p.A. (l)                                                                                   463,290       $   10,881,355
--------------------------------------------------------------------------------------------------------------------------------
Vallourec S.A. (l)                                                                                    5,300            6,638,125
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   17,519,480
--------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.2%
--------------------------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                               947,800       $   37,005,368
--------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                               3,384,900           93,610,360
--------------------------------------------------------------------------------------------------------------------------------
Novartis AG (l)                                                                                     977,330           54,158,032
--------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                    203,670           31,694,995
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  216,468,755
--------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
K.K. DaVinci Advisors (l)(n)                                                                         21,505       $   22,708,150
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.6%
--------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                              1,653,000       $   21,811,181
--------------------------------------------------------------------------------------------------------------------------------
Kaneka Corp.                                                                                      1,271,000           12,248,157
--------------------------------------------------------------------------------------------------------------------------------
Lonza Group AG (l)                                                                                  232,610           15,876,253
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   49,935,591
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                                                           930,610       $    9,951,240
--------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                            805,870           24,470,042
--------------------------------------------------------------------------------------------------------------------------------
Yamada Denki Co. Ltd.                                                                               166,900           17,046,178
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   51,467,460
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR (l)                                                            373,190       $   12,188,385
--------------------------------------------------------------------------------------------------------------------------------
PT Indonesian Satellite Corp. Tbk                                                                13,794,000            7,452,188
--------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                               14,152,160           32,527,014
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   52,167,587
--------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.2%
--------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A. (l)(n)                                                                               548,285       $   27,061,308
--------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                                15,534,000           24,891,393
--------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A. (l)                                                                                 891,981           14,587,377
--------------------------------------------------------------------------------------------------------------------------------
Telenor A.S.A. (l)                                                                                2,234,480           28,165,406
--------------------------------------------------------------------------------------------------------------------------------
TELUS Corp.                                                                                         750,750           31,207,433
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  125,912,917
--------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
TNT N.V                                                                                             526,730       $   19,359,791
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.6%
--------------------------------------------------------------------------------------------------------------------------------
E.ON AG (l)                                                                                         444,380       $   51,218,603
--------------------------------------------------------------------------------------------------------------------------------
Equatorial Energia S.A. (n)                                                                       1,420,860            8,721,360
--------------------------------------------------------------------------------------------------------------------------------
Scottish Power PLC                                                                                1,811,880           18,909,017
--------------------------------------------------------------------------------------------------------------------------------
Suez S.A. (l)                                                                                       751,728           28,881,031
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  107,730,011
--------------------------------------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS                                                                                           $3,015,783,666
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.07%, due 6/01/06 (y)                                       $ 40,285,000       $   40,285,000
--------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 21.5%
--------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                649,088,513       $  649,088,513
--------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS(K)                                                                                          $3,705,157,179
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (22.6)%                                                                            (683,740,333)
--------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                           $3,021,416,846
--------------------------------------------------------------------------------------------------------------------------------

(k) As of May 31, 2006, the fund had eight securities that were fair valued, aggregating $220,295,929 and 5.95% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR        American Depository Receipt
GDR        Global Depository Receipt
IPS        International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH INTERNATIONAL FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $3,323,214,306
                                                                 ==============
Gross unrealized appreciation                                    $  427,199,357
Gross unrealized depreciation                                       (45,256,484)
                                                                 --------------
         Net unrealized appreciation (depreciation)              $  381,942,873
                                                                 ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of May 31, 2006, are as follows:

-----------------------------------
United Kingdom                20.0%
-----------------------------------
Japan                         16.1%
-----------------------------------
France                        11.1%
-----------------------------------
Switzerland                   10.2%
-----------------------------------
South Korea                    6.4%
-----------------------------------
Germany                        6.0%
-----------------------------------
Brazil                         5.3%
-----------------------------------
Italy                          4.7%
-----------------------------------
Mexico                         3.6%
-----------------------------------
Others                        16.6%
-----------------------------------

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 05/31/06

MFS(R) TECHNOLOGY FUND

[graphic omitted]


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2006

ISSUER                                                                                           SHARES/PAR          VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES- 11.7%
------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (n)                                                        46,070       $  2,718,130
------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. (l)(n)                                                                                 89,520          5,217,226
------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                     99,350          4,581,028
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 12,516,384
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE- 19.3%
------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (l)(n)                                                                          126,020       $  3,607,953
------------------------------------------------------------------------------------------------------------------------------
Altiris, Inc. (l)(n)                                                                                 57,900          1,010,355
------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. (n)                                                                                     79,930          1,890,345
------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (n)                                                                                    280,898          3,994,370
------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. (l)(n)                                                                         117,620          3,470,966
------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. (n)                                                                                  118,701          1,851,736
------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. (l)(n)                                                                         632,810          4,853,653
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 20,679,378
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS- 6.2%
------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (n)                                                                             59,100       $  3,532,407
------------------------------------------------------------------------------------------------------------------------------
LG.Philips LCD Co. Ltd. (n)                                                                          39,530          1,480,141
------------------------------------------------------------------------------------------------------------------------------
Satyam Computer Services Ltd., ADR (l)                                                               51,260          1,649,034
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  6,661,582
------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS- 23.8%
------------------------------------------------------------------------------------------------------------------------------
Cree, Inc. (l)(n)                                                                                    41,790       $  1,071,913
------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         367,300          6,618,746
------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (n)                                                                    56,700          2,702,889
------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                     8,735          2,760,260
------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (l)(n)                                                                                 75,130          4,227,565
------------------------------------------------------------------------------------------------------------------------------
Spansion, Inc., "A" (l)(n)                                                                           69,360          1,250,561
------------------------------------------------------------------------------------------------------------------------------
Stratasys, Inc. (l)(n)                                                                               35,120          1,062,731
------------------------------------------------------------------------------------------------------------------------------
Volterra Semiconductor Corp. (l)(n)                                                                 207,830          3,171,486
------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                         98,200          2,553,200
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 25,419,351
------------------------------------------------------------------------------------------------------------------------------
INTERNET- 10.3%
------------------------------------------------------------------------------------------------------------------------------
Baidu.com, Inc., ADR (n)                                                                             23,890       $  1,859,120
------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (n)                                                                                 6,400          2,379,648
------------------------------------------------------------------------------------------------------------------------------
NHN Corp. (n)                                                                                         8,603          2,558,807
------------------------------------------------------------------------------------------------------------------------------
RightNow Technologies, Inc. (l)(n)                                                                   49,900            813,869
------------------------------------------------------------------------------------------------------------------------------
TENCENT Holdings Ltd.                                                                             1,563,000          3,384,730
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 10,996,174
------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS- 2.4%
------------------------------------------------------------------------------------------------------------------------------
Capcom Co. Ltd.                                                                                     115,500       $  1,214,495
------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                                                            32,300          1,358,861
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  2,573,356
------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM- 20.7%
------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                                             229,833       $  4,523,113
------------------------------------------------------------------------------------------------------------------------------
Corning, Inc. (n)                                                                                    82,840          2,008,870
------------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. (l)(n)                                                                             60,100          2,916,052
------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (n)                                                                          305,930          4,873,465
------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (n)                                                                          106,580          2,898,976
------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (n)                                                                         1,574,670          3,747,715
------------------------------------------------------------------------------------------------------------------------------
Sonus Networks, Inc. (l)(n)                                                                         242,500          1,130,050
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 22,098,241
------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES- 4.8%
------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd. (l)(n)                                                                          92,710       $  1,886,648
------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc. (l)(n)                                                                 528,270          2,625,502
------------------------------------------------------------------------------------------------------------------------------
PCCW Ltd.                                                                                         1,057,000             655,18
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    5,167,33
------------------------------------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS                                                                                           $ 106,111,79
------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 17.9%
------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               $ 19,099,777       $ 19,099,777
------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (K)                                                                                         $125,211,576
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (17.1)%                                                                           (18,271,089)
------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                           $106,940,487
------------------------------------------------------------------------------------------------------------------------------

(k) As of May 31, 2006, the fund had three securities that were fair valued, aggregating $4,694,131 and 3.75% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR            American Depository Receipt
GDR            Global Depository Receipt

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TECHNOLOGY FUND
SUPPLEMENTAL SCHEDULE (UNAUDITED) 05/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $ 131,512,365
                                                                 =============
Gross unrealized appreciation                                    $   4,080,147
Gross unrealized depreciation                                      (10,380,936)
                                                                 -------------
      Net unrealized appreciation (depreciation)                 $  (6,300,789)
                                                                 =============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 05/31/06

MFS(R) VALUE FUND

[graphic omitted]


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2006

ISSUER                                                                                            SHARES/PAR         VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.2%
--------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 1.8%
--------------------------------------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                                                    1,266,381       $   32,811,932
--------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (n)                                                                             1,473,371           55,619,755
--------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (l)                                                                               1,843,780           56,235,290
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  144,666,977
--------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 6.8%
--------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                             3,314,180       $  240,244,908
--------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                            2,852,240          184,482,883
--------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                         2,091,820          130,780,586
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  555,508,377
--------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                        4,783,909       $   78,396,894
--------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                   1,003,300       $   80,575,023
--------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                              340,560       $   29,005,495
--------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 16.0%
--------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                              1,426,450       $   77,541,822
--------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                             7,497,565          362,882,146
--------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                        1,463,700           48,638,751
--------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                   5,370,800          264,780,440
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                        2,555,400          127,131,150
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                         618,620           37,141,945
--------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                1,622,000          111,772,020
--------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                              2,221,510          168,190,522
--------------------------------------------------------------------------------------------------------------------------------
UBS AG (l)                                                                                          759,775           85,887,609
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                   239,080           15,867,740
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $1,299,834,145
--------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.6%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                            399,040       $   35,893,648
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                         1,632,520          246,428,894
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                      858,400           57,178,024
--------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                            1,979,150           71,605,647
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                           654,080           47,361,933
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  458,468,146
--------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (l)                                                                           3,168,550       $   89,194,682
--------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 4.0%
--------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                  1,532,940       $   61,118,318
--------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co. (l)                                                                 1,120,700           47,663,371
--------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co. (n)                                                                               991,750           17,068,017
--------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                              1,769,350          113,839,979
--------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                         595,080           81,768,581
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  321,458,266
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (n)                                                                                  3,713,340       $   52,803,695
--------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. (n)                                                                                1,242,280           19,379,568
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   72,183,263
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Dell, Inc. (n)                                                                                    1,560,240       $   39,598,891
--------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 2.4%
--------------------------------------------------------------------------------------------------------------------------------
Masco Corp. (l)                                                                                   5,364,520       $  166,407,410
--------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co. (l)                                                                            540,320           26,135,278
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  192,542,688
--------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp. (l)(n)                                                              1,457,220       $   17,442,923
--------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A" (l)                                                                     813,760       $   72,473,466
--------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                             677,960           18,379,496
--------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                 609,510           43,982,242
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  134,835,204
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                831,960       $   28,062,011
--------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                       2,163,600           38,988,072
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   67,050,083
--------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.8%
--------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                        554,770       $   35,993,478
--------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                  999,840           57,350,822
--------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc. (l)                                                                             816,810           53,631,745
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  146,976,045
--------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 9.2%
--------------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR (l)                                                                                   1,269,070       $   89,723,249
--------------------------------------------------------------------------------------------------------------------------------
Chevron Corp. (l)                                                                                 1,005,234           60,102,941
--------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                    2,595,880          164,293,245
--------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                 2,833,160          172,567,776
--------------------------------------------------------------------------------------------------------------------------------
Hess Corp. (l)                                                                                      504,390           75,658,500
--------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                   2,885,200          188,143,892
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  750,489,603
--------------------------------------------------------------------------------------------------------------------------------
FOOD & NON ALCOHOLIC BEVERAGES - 3.5%
--------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                          998,045       $   41,488,731
--------------------------------------------------------------------------------------------------------------------------------
Kellogg Co. (l)                                                                                   2,465,630          116,131,173
--------------------------------------------------------------------------------------------------------------------------------
Nestle S.A. (l)                                                                                     153,237           45,694,544
--------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       649,326           39,258,250
--------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                    2,299,850           39,028,454
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  281,601,152
--------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc. (l)                                                                                   565,690       $   13,090,067
--------------------------------------------------------------------------------------------------------------------------------
International Paper Co. (l)                                                                       1,346,240           45,745,235
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   58,835,302
--------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                                   220,060       $   16,026,970
--------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                         364,560       $   33,809,294
--------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. (n)                                                                                 296,900           21,252,102
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   55,061,396
--------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 8.4%
--------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                    4,573,300       $  251,577,233
--------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                       1,030,400           52,066,112
--------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                     1,698,370           56,878,411
--------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                             932,935           82,042,304
--------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                              395,540           22,221,437
--------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                     4,228,310          217,631,116
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  682,416,613
--------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc. (l)                                                                                  1,426,350       $   26,444,529
--------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.9%
--------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                       2,192,516       $  187,679,370
--------------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                         276,730            9,468,797
--------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                           796,740           39,558,141
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  236,706,308
--------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                          385,400       $   14,529,580
--------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                                           1,882,980       $   37,057,046
--------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                         385,980       $   26,837,189
--------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.4%
--------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                               1,226,850       $   52,386,495
--------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                     826,055           42,657,480
--------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                 3,552,510          213,932,152
--------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                 3,556,730          118,403,542
--------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                             2,078,530           95,071,962
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  522,451,631
--------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                 3,343,120       $   32,484,162
--------------------------------------------------------------------------------------------------------------------------------
Tribune Co. (l)                                                                                     656,984           19,604,403
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   52,088,565
--------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                1,387,700       $  107,421,857
--------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                              525,280           27,713,773
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  135,135,630
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc. (l)                                                                  945,628       $   61,323,976
--------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                       894,000           47,113,800
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  108,437,776
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                         4,403,830       $   80,149,706
--------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                    811,150           30,921,038
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  111,070,744
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                               44,659,490       $  102,644,392
--------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.1%
--------------------------------------------------------------------------------------------------------------------------------
Embarq Corp. (n)                                                                                    571,739       $   23,824,364
--------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                               7,790,790          165,242,656
--------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                      1,976,280           61,679,699
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  250,746,719
--------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.4%
--------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                3,796,100       $  274,647,835
--------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Con-way, Inc. (l)                                                                                   138,320       $    8,173,329
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 6.1%
--------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc. (l)                                                                      2,934,840       $  213,010,687
--------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                       423,890           29,718,928
--------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                        499,590           28,281,790
--------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc. (l)                                                                               2,640,960          105,189,437
--------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                         1,320,830           39,321,109
--------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                               531,440           33,868,671
--------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                           799,610           45,817,653
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  495,208,275
--------------------------------------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS                                                                                           $7,974,347,686
--------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 2.5%
--------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                203,701,153       $  203,701,153
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.1% (Y)
--------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.06%, due 6/01/06                                             $ 37,450,000       $   37,450,000
--------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.06%, due 6/01/06                                                       14,744,000           14,744,000
--------------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivable Co. LLC, 5.05%, due 6/01/06 (t)                                           33,710,000           33,710,000
--------------------------------------------------------------------------------------------------------------------------------
    TOTAL SHORT-TERM OBLIGATIONS                                                                                  $   85,904,000
--------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                                                             $8,263,952,839
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.8)%                                                        (143,290,458)
--------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                           $8,120,662,381
--------------------------------------------------------------------------------------------------------------------------------


(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR      American Depository Receipt

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VALUE FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $ 6,715,988,084
                                                               ===============
Gross unrealized appreciation                                  $ 1,735,614,394
Gross unrealized depreciation                                     (187,649,639)
                                                               ---------------
      Net unrealized appreciation (depreciation)               $ 1,547,964,755
                                                               ===============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 05/31/06

MFS(R) CASH RESERVE FUND

[graphic omitted]


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS CASH RESERVE FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2006

ISSUER                                                                                           SHARES/PAR          VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 7.6%
------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES- 7.6%
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, NY, 4.985%, due 9/13/06                                            $ 14,618,000       $ 14,618,000
------------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires, 5.075%, due 7/27/06                                                  14,467,000         14,467,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                                     $ 29,085,000
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 87.2% (Y)
------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES- 29.5%
------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.07%, due 6/01/06                                           $ 15,130,000       $ 15,130,000
------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.89%, due 7/03/06                                                        13,268,000         13,210,328
------------------------------------------------------------------------------------------------------------------------------
Calyon North America, Inc. 5.01%, due 7/05/06                                                     4,918,000          4,894,730
------------------------------------------------------------------------------------------------------------------------------
Calyon North America, Inc. 5.05%, due 8/02/06                                                    10,294,000         10,204,471
------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.05%, due 6/01/06                                                      15,130,000         15,130,000
------------------------------------------------------------------------------------------------------------------------------
Depfa Bank PLC, 4.96%, due 7/13/06 (t)                                                            2,715,000          2,699,289
------------------------------------------------------------------------------------------------------------------------------
Fortis Funding LLC, 5%, due 6/12/06 (t)                                                          14,434,000         14,411,948
------------------------------------------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc., 5.06%, due 8/09/06                                         14,671,000         14,528,716
------------------------------------------------------------------------------------------------------------------------------
Societe Generale North America, 4.97%, due 7/19/06                                                8,133,000          8,079,105
------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken A.B., Inc., 5.03%, due 10/23/06                                            14,842,000         14,543,379
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $112,831,966
------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT- 3.8%
------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5%, due 6/30/06                                                          $ 14,536,000       $ 14,477,452
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS- 52.9%
------------------------------------------------------------------------------------------------------------------------------
Alpine Securitization Corp., 5%, due 6/05/06 (t)                                               $  5,404,000       $  5,400,998
------------------------------------------------------------------------------------------------------------------------------
Alpine Securitization Corp., 5.01%, due 7/05/06 (t)                                               6,412,000          6,381,661
------------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 4.88%, due 7/03/06                                                14,600,000         14,536,668
------------------------------------------------------------------------------------------------------------------------------
CAFCO LLC, 5.04%, due 7/12/06 (t)                                                                 9,088,000          9,035,835
------------------------------------------------------------------------------------------------------------------------------
CRC Funding LLC, 4.9%, due 6/12/06 (t)                                                              284,000            283,575
------------------------------------------------------------------------------------------------------------------------------
CRC Funding LLC, 4.98%, due 6/16/06 (t)                                                          14,270,000         14,240,390
------------------------------------------------------------------------------------------------------------------------------
Ciesco LLC, 5.02%, due 7/06/06 (t)                                                                6,370,000          6,338,911
------------------------------------------------------------------------------------------------------------------------------
Ciesco LLC, 5.05%, due 7/12/06 (t)                                                                8,811,000          8,760,325
------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 4.96%, due 7/10/06 (t)                                      14,505,000         14,427,060
------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 5.06%, due 6/01/06 (t)                                             725,000            725,000
------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 5.04%, due 8/09/06 (t)                                          14,545,000         14,404,495
------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.06%, due 6/01/06                                                  652,000            652,000
------------------------------------------------------------------------------------------------------------------------------
Govco, Inc., 5%, due 6/28/06 (t)                                                                 14,482,000         14,427,693
------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., 4.98%, due 6/20/06 (t)                                             14,563,000         14,524,723
------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., 5.05%, due 7/18/06 (t)                                                578,000            574,189
------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.06%, due 6/01/06                                                       15,130,000         15,130,000
------------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 5.05%, due 7/10/06 (t)                                                     15,045,000         14,962,691
------------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC, 5%, due 7/03/06 (t)                                                          9,189,000          9,148,160
------------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC, 5.03%, due 7/25/06 (t)                                                       2,876,000          2,854,301
------------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 5.09%, due 8/03/06 (t)                                              15,273,000         15,136,956
------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 4.88%, due 6/06/06 (t)                                                  10,000,000          9,993,222
------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 5.04%, due 7/07/06 (t)                                                     476,000            473,601
------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 4.96%, due 7/17/06 (t)                                                   4,524,000          4,495,328
------------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 5.05%, due 7/06/06 (t)                                                    5,608,000          5,580,466
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $202,488,248
------------------------------------------------------------------------------------------------------------------------------
INSURANCE- 1.0%
------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 4.91%, due 7/10/06 (t)                                                          $  4,000,000       $  3,978,723
------------------------------------------------------------------------------------------------------------------------------
    TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                           $333,776,389
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.4%
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 5.02%, dated 5/31/06, due 6/01/06, total to be received $16,896,356
------------------------------------------------------------------------------------------------------------------------------
(secured by various U.S. Treasury and Federal Agency obligations in a jointly                  $ 16,894,000       $ 16,894,000
traded account), at Cost
------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                $379,755,389
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.8%                                                                                3,046,947
------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                           $382,802,336
------------------------------------------------------------------------------------------------------------------------------

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $379,755,389.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 21, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 21, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 21, 2006
      -------------


* Print name and title of each signing officer under his or her signature.